Investments - Equity Investments at FVTOCI (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments
Balance at ending	$ 17.6
FVTOCI
Investments
Balance at beginning	1,105.3	$ 324.8
Cost of additions	80.2	55.2
Gain (loss) on changes in fair value	64.6	207.4
Proceeds of disposition	(41.8)	(25.6)
Impact of foreign exchange	(42.8)	28.6
Balance at ending	1,165.5	590.4
Realized gain on disposal	13.5	10.9
FVTOCI | G Mining Ventures
Investments
Balance at beginning	539.6	133.8
Gain (loss) on changes in fair value	2.3	85.9
Impact of foreign exchange	(20.9)	12.6
Balance at ending	521.0	232.3
FVTOCI | Discovery Mining Ltd. ("Discovery")
Investments
Balance at beginning	323.0
Cost of additions		49.4
Gain (loss) on changes in fair value	4.1	116.7
Impact of foreign exchange	(11.8)	6.1
Balance at ending	315.3	172.2
FVTOCI | Labrador Iron Ore Royalty Corporation ("LIORC")
Investments
Balance at beginning	138.0	127.3
Gain (loss) on changes in fair value	(8.8)	(2.7)
Impact of foreign exchange	(4.9)	7.1
Balance at ending	124.3	131.7
FVTOCI | Minerals 260
Investments
Cost of additions	35.3
Gain (loss) on changes in fair value	22.3
Impact of foreign exchange	(1.6)
Balance at ending	56.0
FVTOCI | Other
Investments
Balance at beginning	104.7	63.7
Cost of additions	44.9	5.8
Gain (loss) on changes in fair value	44.7	7.5
Proceeds of disposition	(41.8)	(25.6)
Impact of foreign exchange	(3.6)	2.8
Balance at ending	148.9	54.2
Realized gain on disposal	$ 13.5	$ 10.9